SEGMENTED DISCLOSURE INFORMATION - Investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographic segmentation:
Investment properties	$ 8,839,571	$ 7,971,158
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 1,918,822	$ 1,712,946
Percentage of investment property	22.00%	21.00%
United States
Geographic segmentation:
Investment properties	$ 4,757,867	$ 4,229,477
Percentage of investment property	54.00%	53.00%
Austria
Geographic segmentation:
Investment properties	$ 759,977	$ 773,772
Percentage of investment property	8.00%	10.00%
Germany
Geographic segmentation:
Investment properties	$ 588,804	$ 465,478
Percentage of investment property	7.00%	6.00%
Netherlands
Geographic segmentation:
Investment properties	$ 814,101	$ 789,485
Percentage of investment property	9.00%	10.00%